Debt And Credit Agreements	12 Months Ended
Dec. 31, 2011
Debt And Credit Agreements [Abstract]
Debt And Credit Agreements

12. Debt and Credit Agreements

As part of its debt management, the Company enters into derivatives to achieve economically effective hedges and to minimize the cost of its funding. In this note, short-term debt and long-term debt are discussed including Debt-Related Derivatives (DRD), i.e. debt including fair market value adjustments from hedges. The Debt Profile table also shows debt excluding DRD, i.e. reconciled to debt as reported in the balance sheet.

Short-Term Debt

Total short-term debt including DRD of $299 million consists of $240 million of short-term portion of long-term loans. $107 million of this represents the notes related to the equity units which were issued at a discount (in March 2009) and whose discount has been partly amortized in 2011 but are now carried at a premium due to an accrual of future interest payments. After considering the repurchases of equity units made in 2010, the notes will have a carrying amount of $106 million, excluding accrued interest at their maturity on April 30, 2012. The premium was $1 million at December 31, 2011. An interest coupon of 8% is paid on the notes of the equity units until the repricing. The average effective interest rate on these notes including cash coupon and amortization is 15% from March 2009 until repricing. In 2011, total interest cost for the equity units was $16 million. Another $110 million of short-term portion of long-term debt represents U.S private placement notes which carry fixed interest rates of 5.6% which will mature in November 2012. The remaining short-term portion of long-term loans are loans and financing at subsidiary level, primarily $13 million of loans in Brazil carrying interest rates of 4.5% and $9 million of loans in Japan carrying interest rates of 1.6%.

The Company's subsidiaries also have credit agreements, principally in the form of overdraft facilities, with a number of local banks. Total available short-term facilities, as of December 31, 2011, excluding commercial paper facilities as described below, amounted to $422 million, of which $59 million was utilized. The aggregate amount of unused short-term lines of credit at December 31, 2011 was $363 million. The weighted average interest rate on total short-term debt outstanding at December 31, 2011 and 2010 excluding short-term portion of long-term debt was 8.8% and 2.2%, respectively. The higher interest costs at December 31, 2011 relates to higher borrowings in Brazilian Real.

Long-Term Debt-Outstanding Loans

Long-term debt of $348 million consists of $290 million of senior notes issued in 2007 as private placements by Autoliv ASP Inc., a wholly owned subsidiary of the Company. The notes were guaranteed by the Company and consist of 4 tranches of varying sizes maturing in 2012 (see above), 2014, 2017 and 2019 respectively, which all carried fixed interest rates between 5.6% and 6.2%. The Company entered into swap arrangements with respect to part of the proceeds of the notes offering, most of which were cancelled in 2008 resulting in a mark-to-market gain. This gain is amortized through interest expense over the life of the respective notes.

As of December 31, 2011, only one interest rate swap with nominal value of $60 million remains outstanding. Consequently, $230 million of the long-term notes carry fixed interest rates varying between 4.6% and 5.8%, when including the amortization of the cancelled swaps, while $60 million carry floating interest rates at three-month LIBOR + 1.0%.

In 2011 the Company repurchased a SEK 600 million note ($86 million equivalent) maturing in 2014 which was carrying a floating interest of STIBOR +3.9% at a discount and as a result reported $6.2 million as debt extinguishment cost. The Company also, to the same investor, issued a SEK 300 million note ($43 million equivalent) maturing in 2017 carrying a floating interest rate of STIBOR + 0.95%.

The remaining other long-term debt of $15 million, consisted primarily of $8 million equivalent of loans borrowed from Japanese banks by Autoliv KK (a wholly-owned subsidiary) which carry interest rates of 1.6% and a $6 million equivalent loan borrowed from the Brazilian Development Bank by Autoliv do Brazil Ltda. (a wholly-owned subsidiary) which carries an interest rate of 4.5%.

Long-Term Debt-Loan Facilities

In April 2011, the Company refinanced its revolving credit facility of $1,100 million. The new facility of the same amount, is syndicated among 14 banks and matures in 2016. It also has two extension options where Autoliv can request the banks to extend the maturity to 2017 and 2018, respectively, on the first and second anniversary of the April 2011 loan facility, a so called 5+1+1 structure.

The Company pays a commitment fee of 0.19% (given the rating of BBB+ from Standard & Poor's at December 31, 2011). Financing costs of $5 million were incurred in connection with this facility, which are amortized over the expected life of the facility. Borrowings under this facility are unsecured and bear interest based on the relevant LIBOR or IBOR rate. The commitment is available for general corporate purposes. Borrowings are prepayable at any time and are due at the respective expiration date.

In June 2009, Autoliv AB, (a wholly-owned subsidiary) received an 18-month irrevocable loan commitment from the European Investment Bank (EIB) of €225 million ($291 million equivalent). In July 2011 this commitment was amended and extended and the commitment is now valid until December 2012 and loans with an average maturity of up to 5 years and a final maturity of up to 8 years are available. In the amendment a reduction of the interest cost was agreed and now loans under this commitment will carry an interest rate of EIB cost of funds plus 0.3%. None of these facilities were utilized at year end 2011.

In 2011 Autoliv also cancelled two other revolving credit facilities of a total U.S. dollar equivalent of $488 million as the Company's refinanced credit facility and other commitments are more cost efficient.

As a result Autoliv has a total of $1.4 billion of unutilized long-term debt facilities or commitments available. The Company is not subject to any financial covenants, i.e. performance related restrictions in any of its significant long-term borrowings or commitments.

The Company has two commercial paper programs: one SEK 7 billion (approx. $1,008 million) Swedish program and one $1,000 million U.S. program. Due to the strong cash flow generation in 2011, both programs were unutilized at year-end. When notes have been outstanding under these programs, all of the notes have been classified as long-term debt because the Company has had the ability and intent to refinance these borrowings on a long-term basis either through continued commercial paper borrowings or utilization of the long-term credit facilities described above.

Credit Risk

In the Company's financial operations, credit risk arises in connection with cash deposits with banks and when entering into forward exchange agreements, swap contracts or other financial instruments. In order to reduce this risk, deposits and financial instruments are only entered with a limited number of banks up to a calculated risk amount of $150 million per bank. The policy of the Company is to work with banks that have a high credit rating and that participate in the Company's financing. In addition to this, deposits can be placed in U.S. and Swedish government paper as well as up to $600 million in certain AAA-rated money market funds. At year end 2011, the Company had $436 million in money market funds and zero in government paper.

The table below shows debt maturity as cash flow in the upper part which is reconciled with reported debt in the last row. For a description of hedging instruments used as part of debt management, see the Financial Instruments section of Note 1 and Note 3.

Debt Profile

PRINCIPAL AMOUNT BY EXPECTED MATURITY	2012		2013	2014	2015	2016	Thereafter	Total long-term	Total

US private placement notes (incl. DRD1)) (Weighted average interest rate 4.9%)2)	$110.0		$—	$125.0	$—	$—	$165.0	$290.0	$400.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 8.8%)	59.2		—	—	—	—	—	—	59.2
Notes issued as a part of Equity units (interest rate 15%)3)	107.2	4)	—	—	—	—	—	—	107.2
Medium-term notes (Weighted average interest rate 3.6%)	—		—	—	—	—	43.3	43.3	43.3
Other long-term loans, incl. current portion5) (Weighted average interest rate 3.1%)	22.4		10.5	2.9	1.7	—	—	15.1	37.5
Total debt as cash flow, (incl. DRD1))	$298.8		$10.5	$127.9	$1.7	$—	$208.3	$348.4	$647.2
DRD adjustment	4.0		—	—	—	—	15.1	15.1	19.1

Total debt as reported	$302.8		$10.5	$127.9	$1.7	$—	$223.4	$363.5	$666.3

1)	Debt Related Derivatives (DRD), i.e. the fair market value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt.
2)	Interest rates will change as roll-overs occur prior to final maturity.
3)	The effective interest rate on the notes including cash coupon and amortization is 15% until repricing.
4)	Repricing in 2012, final maturity in 2014.
5)	Primarily loans from Japanese banks in JPY and loans from Brazilian banks in BRL.